Key Management Personnel Disclosures - Summary of Number of Shares Held in Company (Detail)		12 Months Ended
		Jun. 30, 2024 shares		Jun. 30, 2023 shares		Jun. 30, 2022 shares
American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number		17,106		17,106		45
Received during the fiscal year on the exercise of performance rights		0		0		17,061
Received during the fiscal year on the exercise of options		0		0		0
Other changes during the fiscal year		0	[1]	0		0
Balance at end of the end fiscal year Number		17,106		17,106		17,106
Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number		27,056,116		25,927,035		22,917,519
Received during the fiscal year on the exercise of performance rights		500,000		4,606,173		2,700,000
Received during the fiscal year on the exercise of options		0		0		0
Other changes during the fiscal year		(1,200,000)	[1]	(3,477,092)		309,516
Balance at end of the end fiscal year Number		26,356,116		27,056,116		25,927,035
Dr Russell Howard [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number		1,113,207		1,000,000		750,000
Received during the fiscal year on the exercise of performance rights		0		113,207		250,000
Received during the fiscal year on the exercise of options		0		0		0
Other changes during the fiscal year				0		0
Balance at end of the end fiscal year Number		1,113,207		1,113,207		1,000,000
Mr Pete Meyers [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number		2,774,395		2,274,395		1,774,395
Received during the fiscal year on the exercise of performance rights		500,000		500,000		500,000
Received during the fiscal year on the exercise of options		0		0		0
Other changes during the fiscal year				0		0
Balance at end of the end fiscal year Number		3,274,395		2,774,395		2,274,395
Mr Marc Voigt [member] | American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number		45		45		45
Received during the fiscal year on the exercise of performance rights		0		0		0
Received during the fiscal year on the exercise of options		0		0		0
Other changes during the fiscal year		0	[1]	0		0
Balance at end of the end fiscal year Number		45		45		45
Mr Marc Voigt [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number		11,247,445		8,847,445		8,847,445
Received during the fiscal year on the exercise of performance rights		0		2,400,000		0
Received during the fiscal year on the exercise of options		0		0		0
Other changes during the fiscal year				0		0
Balance at end of the end fiscal year Number		11,247,445		11,247,445		8,847,445
Mr Grant Chamberlain [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number				0		1,728,023
Received during the fiscal year on the exercise of performance rights						450,000
Received during the fiscal year on the exercise of options						0
Other changes during the fiscal year	[2]					(2,178,023)
Balance at end of the end fiscal year Number						0
Ms Lucy Turnbull A O [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number		0		3,284,126		0
Received during the fiscal year on the exercise of performance rights				92,966		0
Received during the fiscal year on the exercise of options				0		0
Other changes during the fiscal year				(3,377,092)	[2]	3,284,126	[3]
Balance at end of the end fiscal year Number				0		3,284,126
Ms Lis Boyce [Member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Received during the fiscal year on the exercise of performance rights		0
Received during the fiscal year on the exercise of options		0
Balance at end of the end fiscal year Number		0
Ms Deanne Miller [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number		3,267,305		2,767,305		2,963,892
Received during the fiscal year on the exercise of performance rights		0		600,000		600,000
Received during the fiscal year on the exercise of options		0		0		0
Other changes during the fiscal year	[1]	(1,200,000)		(100,000)		(796,587)
Balance at end of the end fiscal year Number		2,067,305		3,267,305		2,767,305
Dr Frédéric Triebel [member] | American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number		17,061		17,061		0
Received during the fiscal year on the exercise of performance rights		0		0		17,061
Received during the fiscal year on the exercise of options		0		0		0
Other changes during the fiscal year		0	[1]	0		0
Balance at end of the end fiscal year Number		17,061		17,061		17,061
Dr Frédéric Triebel [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at end of the end fiscal year Number		8,653,764		7,753,764		6,853,764
Received during the fiscal year on the exercise of performance rights		0		900,000		900,000
Received during the fiscal year on the exercise of options		0		0		0
Other changes during the fiscal year				0		0
Balance at end of the end fiscal year Number		8,653,764		8,653,764		7,753,764

[1]	Other changes during the year includes on market acquisitions and/or disposals
[2]	This change during the year represents derecognition due to the cessation of the director’s position
[3]	This change during the year represents Ms Lucy Turnbull’s shareholding before she became director on February 25, 2022. The shareholding includes 2,981,626 shares held directly and 302,500 shares held indirectly.